Related parties	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
i)Transactions with key management personnel
With effect from May 1, 2025, Grab expanded its Board of Directors to eight from seven members, with three members being newly appointed and two existing members retiring.
There were no significant changes to the compensation scheme during the six months ended June 30, 2025.
ii)Other related party transactions
The Group did not enter into other material related party transactions during the six months ended June 30, 2025.